Earnings/loss (-) per share	12 Months Ended
Dec. 31, 2025
Income/loss (-) per share
Income/loss (-) per share

12. Earnings per share

	Year ended December 31,
	2025	2024	2023

Net profit attributable to owners of the parent (Euro, in thousands)	€320,884	€74,082	€211,697
Number of shares (thousands)
Weighted average number of shares for the purpose of basic earnings/loss (-) per share	65,897	65,897	65,884
Basic earnings per share (Euros)	€4.87	€1.12	€3.21

Net profit attributable to owners of the parent (Euro, in thousands)	€320,884	€74,082	€211,697
Number of shares (thousands)
Weighted average number of shares for the purpose of diluted earnings/loss (-) per share	65,897	65,897	65,884
Number of dilutive potential ordinary shares	4	45	49
Diluted earnings per share (Euros)	€4.87	€1.12	€3.21

Reference is also made to note 2 where an explanation is provided about the terms and conditions of the outstanding subsequent Warrant B that can, potentially, be exercised by Gilead and lead to a dilutive effect. Due to the exercise price mechanism of the Gilead subsequent Warrant B, this warrant was out-of-the-money for all years presented.